                              FILE NUMBER 028-00568

                                    FORM 13 F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

        Report for the Calendar Year or Quarter Ended September 30, 2008

                       If amended report check here:
                                                     -----

Name of Institutional Investment Manager:

Torray LLC

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President (301) 493-4600

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 12th day of November, 2008.


                                        By: /s/ William M Lane
                                            ------------------------------------
                                            William M Lane, Vice President
                                            for Torray LLC

TORRAY LLC
SEPTEMBER 30, 2008

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
                                                                           Item 6                                Item 8
                         Item 2    Item 3     Item 4     Item 5            Invest                           Voting Authority
        Item 1            Title    CUSIP   Fair Market   Total   --------------------------  Item 7  ------------------------------
Name of Issuer          of Class   Number     Value      Shares  (a)Sole (b)Shared (c)Other Managers (a) Sole  (b) Shared  (c) None
----------------------- -------- --------- ----------- --------- ------- --------- -------- -------- --------- ---------- ---------
Abbott Laboratories      common  002824100  20,655,213   358,722    X                          All     282,422          0    76,300
American Express
Company                  common  025816109   9,442,024   266,498    X                          All     206,073          0    60,425
Applied Materials, Inc.  common  038222105  15,698,767 1,037,592    X                          All     874,819          0   162,773
AT & T Inc.              common  00206R102  13,287,128   475,900    X                          All     390,100          0    85,800
Automatic Data
Processing, Inc.         common  053015103  23,433,242   548,146    X                          All     455,546          0    92,600
Bank of America
Corporation              common  060505104  15,993,040   456,944    X                          All     394,544          0    62,400
CapitalSource, Inc.      common  14055X102  10,306,170   837,900    X                          All     701,900          0   136,000
Carmax, Inc.             common  143130102  14,969,528 1,069,252    X                          All     911,852          0   157,400
Cisco Sytems, Inc.       common  17275R102  22,144,309   981,574    X                          All     838,174          0   143,400
Cintas Corporation       common  172908105  21,498,507   748,816    X                          All     630,416          0   118,400
Citigroup Inc.           common  172967101  12,150,247   592,406    X                          All     512,306          0    80,100
Danaher Corporation      common  235851102  11,316,919   163,068    X                          All     133,768          0    29,300
The Walt Disney Company  common  90333E108  24,108,040 1,356,666    X                          All     800,475          0   556,191
DCT Industrial Trust
Inc.                     common  233153105   5,556,831   741,900    X                          All     741,900          0         0
EMC Corporation          common  268648102  18,078,461 1,511,577    X                          All   1,276,352          0   235,225
Fidelity National
Financial, Inc.          common  31620R105   6,685,560   454,800    X                          All     380,390          0    74,410
Gannett Co., Inc.        common  364730101  10,195,411   602,922    X                          All     520,722          0    82,200
General Electric
Company                  common  369604103  16,846,193   660,635    X                          All     539,199          0   121,436
W.R. Grace & Co.         common  38388F108  11,017,868   728,695    X                          All     728,695          0         0
Illinois Tool Works
Inc.                     common  452308109  17,669,542   397,515    X                          All     338,440          0    59,075
Intel Corporation        common  458140100  14,767,669   788,450    X                          All     675,050          0   113,400
International Business
Machines                 common  459200101  22,642,286   193,590    X                          All     163,490          0    30,100
Johnson & Johnson        common  478160104  24,607,009   355,182    X                          All     291,349          0    63,833
Kraft Foods Inc.         common  50075N104  24,162,950   737,800    X                          All     598,900          0   138,900
LaBranche & Co Inc.      common  505447102  13,469,400 2,993,200    X                          All   2,993,200          0         0
Loews Corporation        common  540424108  16,854,332   426,800    X                          All     359,000          0    67,800
Marsh & McLennan
Companies, Inc.          common  571748102  26,209,019   825,221    X                          All     686,152          0   139,069
The McClatchy Company    common  579489105   3,647,750   829,034    X                          All     787,314          0    41,720
McGraw-Hill Companies
Inc.                     common  580645109  18,077,569   571,894    X                          All     488,394          0    83,500
O'Reilly Automotive,
Inc.                     common  686091109  20,549,589   767,635    X                          All     648,435          0   119,200
Owens Corning            common  690742101  12,109,148   506,447    X                          All     424,247          0    82,200
The Procter & Gamble
Company                  common  742718109  22,388,749   321,262    X                          All     267,462          0    53,800
3M Company               common  88579Y101  19,885,041   291,100    X                          All     243,800          0    47,300
USG Corporation          common  91324P102  13,371,774   523,340    X                          All     419,940          0   103,400
USEC Inc.                common  903293405  17,085,852 2,796,297    X                          All   2,719,433          0    76,864
UnitedHealth Group Inc.  common  254687106  18,667,182   696,583    X                          All     542,708          0   153,875
Wellpoint, Inc.          common  94973V107  18,613,057   397,970    X                          All     332,970          0    65,000
                                           -----------
                                           608,161,375
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